Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2013
Deferred Policy Acquisition and Sales Inducement Costs
10.	Deferred Policy Acquisition and Sales Inducement Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2013	2012	2011
Balance, beginning of year	$130,201	$132,614	$136,377
Acquisition costs deferred	19,553	19,423	17,842
Amortization charged to income	(29,783)	(13,145)	(11,102)
Effect of unrealized gains and losses	9,865	(8,691)	(10,503)

Balance, end of year	$129,836	$130,201	$132,614

DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2013	2012	2011
Balance, beginning of year	$1,717	$2,019	$2,024
Sales inducements deferred	381	409	526
Amortization charged to income	(604)	(465)	(316)
Effect of unrealized gains and losses	243	(246)	(215)

Balance, end of year	$1,737	$1,717	$2,019